Convertible Debt (Narrative) (Details) (USD $)				0 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	May 10, 2013 Convertible Promissory Note issued to two companies	Jun. 30, 2013 Convertible Promissory Note issued to two companies
Face value of the loan issued		$ 480,624		$ 9,980,000
Convertible promissory note repayment terms				Repayable in eighteen months
Conversion price per share of convertible promissory note				$ 1.00
Debt portion of convertible debt	$ 7,788,645				$ 7,789,005
Debt discount rate				10.00%